Loss per share (Details Narrative)	12 Months Ended
Sep. 30, 2025 shares
Warrant [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Stock equivalent employee stock options	24,413,104
Employee Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Stock equivalent employee stock options	39,732